GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 26 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31
	2023	2022	2021

Payroll and related	$4,007	$3,990	$1,027
Professional fees	2,370	2,233	3,417
Share-based compensation	4,531	4,868	842
Depreciation and amortization	591	420	321
Office maintenance	369	437	275
Rent and related expenses	360	126	96
Travel	156	150	-
Public company related expenses	824	316	254
Directors & officers’ insurance	253	267	119
Doubtful debts	-	382	-
Other	472	410	143
General and administrative expenses	13,933	13,599	6,494

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)